Supplement dated April 17, 2025

(for Applications signed (or purchases under a RightTime option) on or after May 1, 2025) to the

Prospectuses dated May 1, 2025, for Protective Dimensions V Variable Annuity contracts

Issued by

Protective Life Insurance Company

Protective Variable Annuity Separate Account

This Rate Sheet Prospectus Supplement should be read carefully and retained with the Prospectus dated May 1, 2024, for the Protective Dimensions V Variable Annuity. You may obtain a current Prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.

This Rate Sheet Prospectus Supplement updates the Ongoing Fees and Expenses (annual charges) for the Contract provided in the "IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT" section of the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus, taking into account the current fees for the optional benefits disclosed in this Rate Sheet Prospectus Supplement. This Rate Sheet Prospectus Supplement also provides:

•	the current fee for each of the optional death benefits as described in the "DEATH BENEFIT - Selecting a Death Benefit" section of the Prospectus;

•	the current SecurePay Fee as described in the "PROTECTED LIFETIME INCOME BENEFIT - SecurePay Fee" and "PROTECTED LIFETIME INCOME BENEFIT - THE SECUREPAY INCOME RIDER" sections of the Prospectus;

•	the current Roll-up Percentage under the SecurePay Income rider as described in the "PROTECTED LIFETIME INCOME BENEFIT - The SecurePay Roll-up Value" section of the Prospectus; and

•	the current Maximum Withdrawal Percentage under the SecurePay Income rider as described in the "PROTECTED LIFETIME INCOME BENEFIT - Determining the Amount of Your SecurePay Withdrawals" section of the Prospectus.

This Supplement must be used in conjunction with an effective Protective Dimensions V Variable Annuity Prospectus.

This Rate Sheet Prospectus Supplement and the rates below are effective until superseded by a subsequent Rate Sheet Prospectus Supplement. For applications signed (or purchases under the RightTime option) on or after May 1, 2025, and that we receive in Good Order, we will apply the rates in this supplement up until 10 calendar days after we issue a new rate sheet supplement.  We must also receive at least the minimum initial Purchase Payment ($10,000) within the ten calendar days. No new Rate Sheet Prospectus Supplement that supersedes a prior Rate Sheet Prospectus Supplement will become effective unless it is filed at least 10 business days before the effective date of the new Rate Sheet Prospectus Supplement.

Before submitting your application for a Protective Dimensions V Variable Annuity, please obtain a current Rate Sheet Prospectus Supplement. To obtain a current Rate Sheet Prospectus Supplement:

•	Contact your financial professional

•	Contact us toll-free at 1-800-456-6330

•	Go to www.protective.com/productprospectus

•	Go to www.sec.gov under File No. 333-267354

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	1.18%	1.18%
Investment Options (Fund fees and expenses) (2)	0.34%	2.34%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20% (3)	1.50% (4)

(1) We calculate the Base Contract fee by dividing the total amount we receive from the annual contract maintenance fee, the mortality and expense risk charge, the administration charge, and the Premium Based Charge for the last fiscal year by the total average net assets attributable to the Contracts for that year. The Premium Based Charge is assessed during the first seven years after each Purchase Payment is made and is based upon the cumulative amount of Purchase Payments. (See "CHARGES AND DEDUCTIONS.")

(2) As a percentage of Fund assets.

(3) As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date. This charge is the current charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit available for an additional charge.

(4) As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider. This charge is the current charge for the SecurePay  Income Rider under the RightTime Option, the most expensive optional benefit available for an additional charge.

Because your Contract is customizable, the options and benefits you choose can affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. These estimates assume that you do not take any withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,197	Highest Annual Cost: $5,668
Assumes:	Assumes:

•      Investment of $100,000

•      5% annual appreciation

•      Least expensive combination of Fund fees and expenses

•      No optional benefits

•      No additional Purchase Payments, transfers or withdrawals

•      No sales charges

•      Investment of $100,000

•      5% annual appreciation

•      Most expensive combination of optional benefits and Fund fees and expenses

•      No additional Purchase Payments, transfers or withdrawals

•      No sales charges

For additional information about annual charges, see “FEE TABLE” and “CHARGES AND DEDUCTIONS” in the Prospectus.

OPTIONAL DEATH BENEFIT FEES

The current fee for each of the optional death benefits available under your Contract are as follows:

Return of Purchase Payments Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.20%
Maximum Anniversary Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.35%
Maximum Quarterly Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.40%
Maximum Daily Value Death Benefit Fee (as an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date)	0.50%

SECUREPAY FEE

The current SecurePay Fee applicable to your Contract is as follows:

Purchase of SecurePay Income rider at Contract Purchase (as an annualized percentage of the Benefit Base)	1.50%
Purchase of SecurePay Income rider under RightTime (as an annualized percentage of the Benefit Base)	1.50%

The Roll-up Percentage applicable to your Contract will not change for the life of your Contract.ROLL-UP PERCENTAGE

7% (as a percentage of the Benefit Base)

MAXIMUM WITHDRAWAL PERCENTAGE FOR SECUREPAY INCOME

Standard Option

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage (as a percentage of the Benefit Base)	(Two Covered Persons) Withdrawal Percentage (as a percentage of the Benefit Base)
59.5	5.10%	4.60%
61	5.15%	4.65%
62	5.25%	4.75%
63	5.60%	5.10%
64	5.85%	5.35%
65	6.20%	5.70%
66	6.25%	5.75%
67	6.30%	5.80%
68	6.35%	5.85%
69	6.40%	5.90%
70	6.45%	5.95%
71	6.50%	6.00%
72	6.55%	6.05%
73	6.60%	6.10%
74	6.65%	6.15%
75	6.70%	6.20%
76	6.75%	6.25%
77	6.80%	6.30%
78	6.85%	6.35%
79	6.90%	6.40%

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Withdrawal Percentage (as a percentage of the Benefit Base)	(Two Covered Persons) Withdrawal Percentage (as a percentage of the Benefit Base)
80	6.95%	6.45%
81	7.00%	6.50%
82	7.05%	6.55%
83	7.10%	6.60%
84	7.15%	6.65%
85	7.20%	6.70%
86	7.25%	6.75%
87	7.30%	6.80%
88	7.35%	6.85%
89	7.40%	6.90%
90+	7.45%	6.95%

Advance Option (10-Year)

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Guaranteed Period Withdrawal Percentage[1] (as a percentage of the Benefit Base) -	(One Covered Person) Lifetime Withdrawal Percentage[2] (as a percentage of the Benefit Base) -	(Two Covered Persons) Guaranteed Period Withdrawal Percentage[1] (as a percentage of the Benefit Base) -	(Two Covered Persons) Lifetime Withdrawal Percentage[2] (as a percentage of the Benefit Base) -
59.5	6.00%	3.40%	5.50%	2.90%
61	6.20%	3.50%	5.70%	3.00%
62	6.40%	3.60%	5.90%	3.10%
63	6.60%	3.70%	6.10%	3.20%
64	6.80%	3.80%	6.30%	3.30%
65	7.00%	3.85%	6.50%	3.35%
66	7.05%	3.90%	6.55%	3.40%
67	7.10%	3.95%	6.60%	3.45%
68	7.15%	4.00%	6.65%	3.50%
69	7.20%	4.05%	6.70%	3.55%
70	7.25%	4.10%	6.75%	3.60%
71	7.30%	4.25%	6.80%	3.75%
72	7.35%	4.30%	6.85%	3.80%
73	7.40%	4.35%	6.90%	3.85%
74	7.45%	4.40%	6.95%	3.90%
75	7.50%	4.45%	7.00%	3.95%
76	7.55%	4.50%	7.05%	4.00%
77	7.60%	4.55%	7.10%	4.05%
78	7.65%	4.60%	7.15%	4.10%
79	7.70%	4.65%	7.20%	4.15%
80	7.75%	4.70%	7.25%	4.20%
81	7.80%	4.75%	7.30%	4.25%
82	7.85%	4.80%	7.35%	4.30%
83	7.90%	4.85%	7.40%	4.35%
84	7.95%	4.90%	7.45%	4.40%
85	0%	0%	0%	0%
86	0%	0%	0%	0%
87	0%	0%	0%	0%
88	0%	0%	0%	0%
89	0%	0%	0%	0%
90	0%	0%	0%	0%
91	0%	0%	0%	0%
92	0%	0%	0%	0%
93	0%	0%	0%	0%
94	0%	0%	0%	0%
95	0%	0%	0%	0%

1 The Advance withdrawal percentage is guaranteed for the initial 10-year period following the Benefit Election Date.

2 The Lifetime withdrawal percentage is the withdrawal percentage guaranteed after the initial 10-year period and for the remaining life of the rider.

Advance Option (8-Year)

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Guaranteed Period Withdrawal Percentage[1] (as a percentage of the Benefit Base) -	(One Covered Person) Lifetime Withdrawal Percentage[2] (as a percentage of the Benefit Base) -	(Two Covered Persons) Guaranteed Period Withdrawal Percentage[1] (as a percentage of the Benefit Base) -	(Two Covered Persons) Lifetime Withdrawal Percentage[2] (as a percentage of the Benefit Base) -
59.5	6.45%	3.40%	5.95%	2.90%
61	6.65%	3.50%	6.15%	3.00%
62	6.85%	3.60%	6.35%	3.10%
63	7.05%	3.70%	6.55%	3.20%
64	7.25%	3.80%	6.75%	3.30%
65	7.45%	3.85%	6.95%	3.35%
66	7.55%	3.90%	7.05%	3.40%
67	7.65%	3.95%	7.15%	3.45%
68	7.75%	4.00%	7.25%	3.50%
69	7.85%	4.05%	7.35%	3.55%
70	7.95%	4.10%	7.45%	3.60%
71	8.00%	4.25%	7.50%	3.75%
72	8.05%	4.30%	7.55%	3.80%
73	8.10%	4.35%	7.60%	3.85%
74	8.15%	4.40%	7.65%	3.90%
75	8.20%	4.45%	7.70%	3.95%
76	8.25%	4.50%	7.75%	4.00%
77	8.30%	4.55%	7.80%	4.05%
78	8.35%	4.60%	7.85%	4.10%
79	8.40%	4.65%	7.90%	4.15%
80	8.45%	4.70%	7.95%	4.20%
81	8.50%	4.75%	8.00%	4.25%
82	8.55%	4.80%	8.05%	4.30%
83	8.60%	4.85%	8.10%	4.35%
84	8.65%	4.90%	8.15%	4.40%
85	0%	0%	0%	0%
86	0%	0%	0%	0%
87	0%	0%	0%	0%
88	0%	0%	0%	0%
89	0%	0%	0%	0%
90	0%	0%	0%	0%
91	0%	0%	0%	0%
92	0%	0%	0%	0%
93	0%	0%	0%	0%
94	0%	0%	0%	0%
95	0%	0%	0%	0%

1 The Advance withdrawal percentage is guaranteed for the initial 8-year period following the Benefit Election Date.

2 The Lifetime withdrawal percentage is the withdrawal percentage guaranteed after the initial 8-year period and for the remaining life of the rider.

Advance Option (5-Year)

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Guaranteed Period Withdrawal Percentage[1] (as a percentage of the Benefit Base) -	(One Covered Person) Lifetime Withdrawal Percentage[2] (as a percentage of the Benefit Base) -	(Two Covered Persons) Guaranteed Period Withdrawal Percentage[1] (as a percentage of the Benefit Base) -	(Two Covered Persons) Lifetime Withdrawal Percentage[2] (as a percentage of the Benefit Base) -
59.5	8.15%	3.40%	7.65%	2.90%
61	8.30%	3.50%	7.80%	3.00%
62	8.45%	3.60%	7.95%	3.10%
63	8.60%	3.70%	8.10%	3.20%
64	8.75%	3.80%	8.25%	3.30%
65	8.90%	3.85%	8.40%	3.35%
66	9.00%	3.90%	8.50%	3.40%
67	9.10%	3.95%	8.60%	3.45%
68	9.20%	4.00%	8.70%	3.50%
69	9.30%	4.05%	8.80%	3.55%
70	9.40%	4.10%	8.90%	3.60%
71	9.50%	4.25%	9.00%	3.75%
72	9.60%	4.30%	9.10%	3.80%
73	9.70%	4.35%	9.20%	3.85%
74	9.80%	4.40%	9.30%	3.90%
75	9.90%	4.45%	9.40%	3.95%
76	10.00%	4.50%	9.50%	4.00%
77	10.10%	4.55%	9.60%	4.05%
78	10.20%	4.60%	9.70%	4.10%
79	10.30%	4.65%	9.80%	4.15%
80	10.40%	4.70%	9.90%	4.20%
81	10.50%	4.75%	10.00%	4.25%
82	10.60%	4.80%	10.10%	4.30%
83	10.70%	4.85%	10.20%	4.35%
84	10.80%	4.90%	10.30%	4.40%
85	0%	0%	0%	0%
86	0%	0%	0%	0%
87	0%	0%	0%	0%
88	0%	0%	0%	0%
89	0%	0%	0%	0%
90	0%	0%	0%	0%
91	0%	0%	0%	0%
92	0%	0%	0%	0%
93	0%	0%	0%	0%
94	0%	0%	0%	0%
95	0%	0%	0%	0%

1 The Advance withdrawal percentage is guaranteed for the initial 5-year period following the Benefit Election Date.

2 The Lifetime withdrawal percentage is the withdrawal percentage guaranteed after the initial 5-year period and for the remaining life of the rider.

Advance Option (3-Year)

Age of (Younger) Covered Person on the Benefit Election Date	(One Covered Person) Guaranteed Period Withdrawal Percentage[1] (as a percentage of the Benefit Base) -	(One Covered Person) Lifetime Withdrawal Percentage[2] (as a percentage of the Benefit Base) -	(Two Covered Persons) Guaranteed Period Withdrawal Percentage[1] (as a percentage of the Benefit Base) -	(Two Covered Persons) Lifetime Withdrawal Percentage[2] (as a percentage of the Benefit Base) -
59.5	10.10%	3.40%	9.60%	2.90%
61	10.25%	3.50%	9.75%	3.00%
62	10.40%	3.60%	9.90%	3.10%
63	10.55%	3.70%	10.05%	3.20%
64	10.70%	3.80%	10.20%	3.30%
65	10.85%	3.85%	10.35%	3.35%
66	11.05%	3.90%	10.55%	3.40%
67	11.25%	3.95%	10.75%	3.45%
68	11.45%	4.00%	10.95%	3.50%
69	11.65%	4.05%	11.15%	3.55%
70	11.85%	4.10%	11.35%	3.60%
71	12.05%	4.25%	11.55%	3.75%
72	12.25%	4.30%	11.75%	3.80%
73	12.45%	4.35%	11.95%	3.85%
74	12.65%	4.40%	12.15%	3.90%
75	12.85%	4.45%	12.35%	3.95%
76	13.05%	4.50%	12.55%	4.00%
77	13.25%	4.55%	12.75%	4.05%
78	13.45%	4.60%	12.95%	4.10%
79	13.65%	4.65%	13.15%	4.15%
80	13.85%	4.70%	13.35%	4.20%
81	14.05%	4.75%	13.55%	4.25%
82	14.25%	4.80%	13.75%	4.30%
83	14.45%	4.85%	13.95%	4.35%
84	14.65%	4.90%	14.15%	4.40%
85	0%	0%	0%	0%
86	0%	0%	0%	0%
87	0%	0%	0%	0%
88	0%	0%	0%	0%
89	0%	0%	0%	0%
90	0%	0%	0%	0%
91	0%	0%	0%	0%
92	0%	0%	0%	0%
93	0%	0%	0%	0%
94	0%	0%	0%	0%
95	0%	0%	0%	0%

1 The Advance withdrawal percentage is guaranteed for the initial 3-year period following the Benefit Election Date.

2 The Lifetime withdrawal percentage is the withdrawal percentage guaranteed after the initial 3-year period and for the remaining life of the rider.

If you have any questions regarding this Rate Sheet Prospectus Supplement, please contact your financial professional or us toll free at 1-800-456-6330. Please keep this Rate Sheet Prospectus Supplement for future reference.